WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.7%
Alabama - 9.1%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$1,250,000	$1,270,363
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	454,570	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,020,000	11,154,084
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,800,077
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	4,880,000	5,205,328
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	8,826,521

Total Alabama				28,710,943

Alaska - 0.5%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	572,483	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	1,200,000	1,075,014

Total Alaska				1,647,497

Arizona - 3.9%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	726,556	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	2,908,809	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,312,347	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	882,078	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,363,767	(b)

Total Arizona				12,193,557

California - 13.1%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,000,000	1,998,649

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	$1,500,000	$1,041,687	(b)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,131,316	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	6,715,871	(a)(b)
California State Public Finance Authority, CA, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	395,559
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	579,878
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	500,000	456,329	(b)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	597,971	(b)
KIPP LA Project, Series A	5.125%	7/1/44	750,000	713,497	(b)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,960,000	2,960,110	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,202,254	(b)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	450,000	383,312
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,150,461
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	2,250,000	1,924,097
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	16,401,987

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.500%	9/1/37	$250,000	$229,611
Community Facilities District No. 2003-1	5.750%	9/1/52	500,000	443,413

Total California				41,326,002

Colorado - 3.1%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	1,000,000	862,028
Clear Creek Station Metropolitan District #2, CO, GO, Subordinated, Series B	7.375%	12/15/47	500,000	438,498
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	472,086
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	482,834
Subordinated, Series B	7.750%	12/15/47	1,000,000	902,037
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,027,614
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	449,076
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,037,414

Total Colorado				9,671,587

Florida - 4.0%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	3,193,081	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,239,064	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	970,660
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	941,746
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,218,159	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,001,705	(b)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	350,000	295,764

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	$2,000,000	$1,898,685	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	698,561
Toby & Leon Cooperman Sinai Residences of
Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	190,722
Toby & Leon Cooperman Sinai Residences of
Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	863,923
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(c)

Total Florida				12,512,074

Georgia - 0.7%
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,077,197
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,173,419

Total Georgia				2,250,616

Illinois - 13.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	936,690
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	94,891
Dedicated, Series H	5.000%	12/1/46	3,250,000	2,834,902
Series A	5.000%	12/1/35	2,000,000	1,872,045
Series A	5.000%	12/1/37	500,000	458,600
Series D	5.000%	12/1/46	750,000	653,238
Chicago, IL, GO:
Series A, Refunding	5.000%	1/1/28	1,500,000	1,495,745
Series A, Refunding	6.000%	1/1/38	1,250,000	1,273,513
Series C, Refunding	5.000%	1/1/25	1,000,000	1,003,958
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	949,265	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	939,547	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	3,752,708

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien, Series A, Refunding	4.000%	12/1/55	$300,000	$228,527
Illinois State Development Finance Authority,
Environmental Facilities Revenue, Citgo
Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,236,806	(a)
Illinois State Finance Authority Revenue,
Franciscan Communities Inc, Series A	5.125%	5/15/43	2,360,000	2,112,865
Illinois State Sports Facilities Authority
Revenue, State Tax Supported, Series 2019,
Refunding, BAM	5.000%	6/15/30	750,000	761,678
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	4,665,045
Series A	5.000%	3/1/46	1,000,000	911,562
Series A, Refunding	5.000%	10/1/29	2,900,000	2,902,960
Series A, Refunding	5.000%	10/1/30	1,475,000	1,474,744
Series B, Refunding	5.000%	9/1/27	1,600,000	1,607,383
Series D	5.000%	11/1/27	500,000	501,968
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,041,682
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	1,622,273
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	687,471
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,076,854

Total Illinois				41,096,920

Indiana - 0.9%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	955,577
Marion General Hospital, Series A	4.000%	7/1/45	500,000	418,795
Midwestern Disaster Relief, Ohio Valley
Electric Corp. Project, Series A	4.250%	11/1/30	500,000	464,928
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,023,158	(a)

Total Indiana				2,862,458

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	1,800,000	1,604,929	(d)(e)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 0.6%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	$2,000,000	$1,947,487	(d)(e)

Louisiana - 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	987,024
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	833,410
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	402,420
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,000,000	906,968	(d)(e)
Marathon Oil Corp. Project, Series B-2,
Refunding	2.375%	7/1/26	750,000	683,393	(d)(e)

Total Louisiana				3,813,215

Maryland - 0.9%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	781,918
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	291,426	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	957,824	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	411,501
Frederick Health System, Refunding	4.000%	7/1/50	725,000	567,778

Total Maryland				3,010,447

Massachusetts - 0.9%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	968,128
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	1,000,000	956,064
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,021,985

Total Massachusetts				2,946,177

Michigan - 1.5%
Detroit, MI, Downtown Development Authority
Revenue, Catalyst Development, Series A,
Refunding, AGM	5.000%	7/1/43	750,000	743,139
Detroit, MI, GO, Financial Recovery, Series B-1,
Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	3,150,000	2,180,175
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	981,070

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	$205,000	$190,892
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	758,013	(a)

Total Michigan				4,853,289

Minnesota - 1.0%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/49	3,500,000	3,334,338	(a)

Missouri - 1.6%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,450,000	2,248,534
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	2,910,385

Total Missouri				5,158,919

Nebraska - 1.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,027,547

Nevada - 1.0%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,232,468	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,838,114	(b)

Total Nevada				3,070,582

New Jersey - 9.5%
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	959,239
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,612,086
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.840%	3/1/28	17,500,000	17,511,692	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	390,132	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	308,146

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	$2,780,000	$2,636,755	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	500,000	500,710
Transportation Program, Series BB	5.000%	6/15/44	3,000,000	2,887,800
Transportation System, Series A, Refunding	5.000%	12/15/27	175,000	182,204
Transportation System, Series D	5.000%	6/15/32	3,125,000	3,150,049

Total New Jersey				30,138,813

New Mexico - 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	592,790

New York - 4.4%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,250,000	2,112,887
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	250,000	255,341
Green Bonds, Series D-1	5.000%	11/15/43	500,000	469,920
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,009,231
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	394,678
Series A-2	5.000%	5/15/30	1,000,000	1,025,216	(d)(e)
Series B, Refunding	5.000%	11/15/37	500,000	484,576
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	606,507
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,226,771
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	1,663,256	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,028,616	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,097,155	(a)

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	$1,500,000	$1,242,551	(a)
Consolidated Series 221	4.000%	7/15/55	500,000	397,197	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	827,315

Total New York				13,841,217

North Carolina - 0.5%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,473,331

Ohio - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,095,721
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,000,000	857,304	(a)(d)(e)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,567,109	(a)

Total Ohio				3,520,134

Oklahoma - 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	493,852
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	953,744

Total Oklahoma				1,447,596

Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,106,738

Pennsylvania - 1.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	859,593
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	567,865
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,763,864

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	$1,200,000	$1,005,143
Lease Revenue, Refunding	5.000%	10/1/30	750,000	806,462

Total Pennsylvania				5,002,927

Puerto Rico - 4.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,228,283	(b)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	15,635	14,228
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	30,824
Restructured, Series A-1	5.250%	7/1/23	26,240	26,284
Restructured, Series A-1	5.375%	7/1/25	52,334	52,343
Restructured, Series A-1	5.625%	7/1/27	51,860	52,289
Restructured, Series A-1	5.625%	7/1/29	51,018	51,398
Restructured, Series A-1	5.750%	7/1/31	49,554	49,953
Restructured, Series A-1	4.000%	7/1/33	46,990	39,861
Restructured, Series A-1	4.000%	7/1/35	42,237	34,618
Restructured, Series A-1	4.000%	7/1/37	36,251	28,924
Restructured, Series A-1	4.000%	7/1/41	49,287	37,612
Restructured, Series A-1	4.000%	7/1/46	51,258	37,339
Subseries CW	0.000%	11/1/43	234,022	107,065	(e)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	1,068,550	*(c)
Series A	5.050%	7/1/42	215,000	161,250	*(c)
Series XX	5.250%	7/1/40	2,130,000	1,602,825	*(c)
Series ZZ, Refunding	5.250%	7/1/18	350,000	261,625	*(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	592,775
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	753,604
Restructured, Series A-1	4.550%	7/1/40	130,000	112,439
Restructured, Series A-1	4.750%	7/1/53	5,275,000	4,412,795
Restructured, Series A-1	5.000%	7/1/58	1,145,000	984,686
Restructured, Series A-2	4.329%	7/1/40	720,000	605,666

Total Puerto Rico				13,347,236

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	$980,000	$176,400	*(c)

South Carolina - 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	855,868

Tennessee - 0.4%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,215,357	(d)(e)

Texas - 12.4%
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	750,000	712,673	(a)
Series B	5.000%	11/15/44	1,250,000	1,199,677	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,412,336
CAB	0.000%	1/1/38	2,000,000	891,631
CAB	0.000%	1/1/40	2,200,000	836,947
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,956,199	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,499,697	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	4,999,561	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	770,356	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,074,571	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,250,000	1,058,475	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	110,566	(a)
Series 2017	5.000%	11/1/36	110,000	109,129	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project	4.000%	11/1/49	1,200,000	895,275
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	700,000	518,982

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	$500,000	$504,451
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	608,711
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	138,437	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,006,775
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,162,269
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	4,295,000	4,449,760
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,402,055	(a)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	450,367
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	300,000	258,405
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	241,000	*(b)(c)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	7,500	*(c)

Total Texas				39,275,805

Utah - 1.0%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	361,389
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	639,788
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	764,962

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	$500,000	$391,370
Series A	5.375%	10/15/40	1,150,000	1,122,078

Total Utah				3,279,587

Virginia - 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	512,292
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	721,192	(a)

Total Virginia				1,233,484

Washington - 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series B, Refunding	5.000%	8/1/39	1,000,000	989,353	(a)
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,009,404

Total Washington				1,998,757

Wisconsin - 1.7%
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	300,000	286,660
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	555,410
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,422,687
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	546,305	(b)
Wisconsin State HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	200,000	191,268

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	$1,000,000	$937,412
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	498,941

Total Wisconsin				5,438,683

TOTAL MUNICIPAL BONDS (Cost - $332,705,599)				308,983,307

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (g) - 1.3%
New York - 1.3%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost - $4,754,811)	4.000%	3/15/45	4,755,000	4,132,477

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $337,460,410)				313,115,784

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Ohio - 0.6%
Ohio State HFA Revenue, Residential Mortgage-Backed Securities Program, Series G, Refunding, SPA - TD Bank N.A. (Cost - $1,900,000)	2.300%	3/1/36	1,900,000	1,900,000	(a)(h)(i)

TOTAL INVESTMENTS - 99.6% (Cost - $339,360,410)				315,015,784

TOB Floating Rate Notes - (0.8)%				(2,380,000)
Other Assets in Excess of Other Liabilities - 1.2%				3,764,888

TOTAL NET ASSETS - 100.0%				$316,400,672

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of October 31, 2022.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	The maturity principal is currently in default as of October 31, 2022.

(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

17

Notes to Schedule of Investments (unaudited) (cont’d)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$308,983,307	—	$308,983,307
Municipal Bonds Deposited in Tender Option Bond Trust	—	4,132,477	—	4,132,477

Total Long-Term Investments	—	313,115,784	—	313,115,784

Short-Term Investments†	—	1,900,000	—	1,900,000

Total Investments	—	$315,015,784	—	$315,015,784

†	See Schedule of Investments for additional detailed categorizations.

19